PIONEER AMERICA INCOME TRUST
                                 60 State Street
                                Boston, MA 02109


                                                          May 5, 1997

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer America Income Trust (the "Fund")
              File Nos. 33-20795 and 811-5516
              CIK No. 0000831120

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated April 30, 1997 and that the text of the Post -Effective Amendment has been filed electronically, Accession No.
0000831120-97-000010.

              If you have any questions or comments concerning the enclosed, please contact me at (617) 742-7825 (collect).

                                                 Very truly yours,

                                                      /s/ Patricia M. Ballard
                                                      Patricia M. Ballard
                                                      Paralegal


     cc:      Mses. Rajotte/Alves
              Mr. Joseph P. Barri, Esq.
              Mr. Mark P. Goshko, Esq.
              Mr. Leonard Pierce, Esq.